CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited)	September 30, 2022

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
COMMUNICATION SERVICES - 18.1%
Entertainment - 4.7%
Liberty Media Corp.-Liberty Formula One, Class C Shares	14,815	$866,677	*
Madison Square Garden Entertainment Corp.	39,121	1,724,845	*
Madison Square Garden Sports Corp.	28,401	3,881,281	*
Warner Bros Discovery Inc.	171,344	1,970,456	*
World Wrestling Entertainment Inc., Class A Shares	12,260	860,284

Total Entertainment		9,303,543

Interactive Media & Services - 5.2%
Match Group Inc.	49,800	2,377,950	*
Meta Platforms Inc., Class A Shares	22,909	3,108,293	*
Twitter Inc.	110,348	4,837,657	*

Total Interactive Media & Services		10,323,900

Media - 8.2%
AMC Networks Inc., Class A Shares	64,841	1,316,272	*
Comcast Corp., Class A Shares	348,273	10,214,847
Liberty Broadband Corp., Class A Shares	7,408	552,637	*
Liberty Broadband Corp., Class C Shares	25,904	1,911,715	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	59,264	2,234,846	*

Total Media		16,230,317

TOTAL COMMUNICATION SERVICES		35,857,760

CONSUMER DISCRETIONARY - 2.9%
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc., Class A Shares	19,500	2,048,280	*

Internet & Direct Marketing Retail - 1.9%
Etsy Inc.	36,700	3,674,771	*

TOTAL CONSUMER DISCRETIONARY		5,723,051

CONSUMER STAPLES - 1.3%
Beverages - 1.3%
Diageo PLC, ADR	14,900	2,530,169

FINANCIALS - 1.6%
Capital Markets - 1.6%
Cohen & Steers Inc.	48,921	3,063,922

HEALTH CARE - 30.9%
Biotechnology - 17.0%
AbbVie Inc.	29,271	3,928,461
Biogen Inc.	25,443	6,793,281	*
Ionis Pharmaceuticals Inc.	71,048	3,142,453	*

See Notes to Schedule of Investments.

ClearBridge Variable Aggressive Growth Portfolio 2022 Quarterly Report	1

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Ultragenyx Pharmaceutical Inc.	40,861	$1,692,054	*
Vertex Pharmaceuticals Inc.	62,322	18,044,712	*

Total Biotechnology		33,600,961

Health Care Equipment & Supplies - 1.5%
Insulet Corp.	12,700	2,913,380	*

Health Care Providers & Services - 10.2%
Guardant Health Inc.	37,565	2,022,124	*
UnitedHealth Group Inc.	35,931	18,146,592

Total Health Care Providers & Services		20,168,716

Health Care Technology - 0.6%
Doximity Inc., Class A Shares	42,000	1,269,240	*

Life Sciences Tools & Services - 1.6%
Charles River Laboratories International Inc.	16,200	3,188,160	*

TOTAL HEALTH CARE		61,140,457

INDUSTRIALS - 7.7%
Aerospace & Defense - 4.3%
L3Harris Technologies Inc.	40,867	8,493,389

Building Products - 2.8%
Johnson Controls International PLC	112,897	5,556,790

Road & Rail - 0.6%
Lyft Inc., Class A Shares	86,450	1,138,547	*

TOTAL INDUSTRIALS		15,188,726

INFORMATION TECHNOLOGY - 35.5%
Electronic Equipment, Instruments & Components - 5.6%
TE Connectivity Ltd.	99,825	11,016,687

IT Services - 1.8%
Snowflake Inc., Class A Shares	21,000	3,569,160	*

Semiconductors & Semiconductor Equipment - 12.9%
Broadcom Inc.	30,502	13,543,193
Wolfspeed Inc.	116,425	12,033,688	*

Total Semiconductors & Semiconductor Equipment		25,576,881

Software - 11.7%
Autodesk Inc.	49,485	9,243,798	*
CrowdStrike Holdings Inc., Class A Shares	42,800	7,053,868	*
DocuSign Inc.	37,389	1,999,190	*
Dolby Laboratories Inc., Class A Shares	12,200	794,830
HubSpot Inc.	15,100	4,078,812	*

Total Software		23,170,498

See Notes to Schedule of Investments.

2	ClearBridge Variable Aggressive Growth Portfolio 2022 Quarterly Report

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Portfolio net assets)

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - 3.5%
Seagate Technology Holdings PLC		87,592	$4,662,522
Western Digital Corp.		67,244	2,188,792	*

Total Technology Hardware, Storage & Peripherals			6,851,314

TOTAL INFORMATION TECHNOLOGY			70,184,540

MATERIALS - 1.1%
Metals & Mining - 1.1%
Freeport-McMoRan Inc.		82,471	2,253,932

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $126,083,853)			195,942,557

	RATE
SHORT-TERM INVESTMENTS - 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	2.482%	1,548,769	1,548,769
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	2.615%	387,192	387,192	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,935,961)			1,935,961

TOTAL INVESTMENTS - 100.1% (Cost - $128,019,814)			197,878,518
Liabilities in Excess of Other Assets - (0.1)%			(174,609)

TOTAL NET ASSETS - 100.0%			$197,703,909

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2022, the total market value of investments in Affiliated Companies was $387,192 and the cost was $387,192 (Note 2).

Abbreviation(s) used in this schedule:

ADR — American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Aggressive Growth Portfolio 2022 Quarterly Report	3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Aggressive Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$195,942,557	—	—	$195,942,557
Short-Term Investments†	1,935,961	—	—	1,935,961

Total Investments	$197,878,518	—	—	$197,878,518

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$420,884	$6,123,178	6,123,178	$6,156,870	6,156,870

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$3,121	—	$387,192

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